UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 Form 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2012

Check here if Amendment [  ]; Amendment Number: ____
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     KERN Cobalt Co-Invest Partners AP LP
Address:  c/o KERN Partners Ltd.
          Centennial Place East, 3110-520 3rd Avenue SW
          Calgary, Alberta, Canada T2P 0R3

Form 13F File Number: 28-14216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    D. Jeff van Steenbergen
Title:   Director
Phone:   (403) 517-1500

Signature, Place, and Date of Signing:

/s/ D. Jeff van Steenbergen

Calgary, Alberta, Canada

April 27, 2012

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



































    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:            1

Form 13F Information Table Value Total:        $809,002
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number          Name

1       28-14215                      KERN Partners Ltd.
2       28-14217                      KERN Energy Partners Management III Ltd.




































































                             FORM 13F INFORMATION TABLE


COLUMN 1     COLUMN 2  COLUMN 3   COLUMN 4  COLUMN 5               COLUMN 6

                                  VALUE     SHRS OR     SH/  PUT/  INVESTMENT
NAME OF      TITLE OF  CUSIP     (X$1000)   PRN AMT     PRN  CALL  DISCRETION
ISSUER       CLASS


COBALT INTL
ENERGY INC   COM       19075F106  809,002   26,939,795  SH         OTHER







COLUMN 7      COLUMN 8

OTHER         VOTING AUTHORITY
MANAGER       SOLE       SHARED       NONE


1,2           0          26,939,795   0